Investments in Affiliated Companies (Unaudited): (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders' equity
Total liabilities and stockholders' equity	$ 967,689	$ 1,040,820
Subsidiaries [Member]
Summary of Balance Sheets
Asset - investment in subordinated debentures issued by HopFed Bancorp, Inc.	10,310	10,310
Liabilities
Stockholders' equity
Total stockholders' equity	10,310	10,310
Total liabilities and stockholders' equity	10,310	10,310
Common stock [Member] | Subsidiaries [Member]
Stockholders' equity
Total stockholders' equity	310	310
Trust preferred securities [Member] | Subsidiaries [Member]
Stockholders' equity
Total stockholders' equity	$ 10,000	$ 10,000